DELAWARE GROUP FOUNDATION FUNDS
                        A CLASS/B CLASS/C CLASS
                    SUPPLEMENT DATED APRIL 23, 1999
                 TO PROSPECTUS DATED NOVEMBER 30, 1998

  The Income Portfolio, Balanced Portfolio and Growth Portfolio of Delaware Group Foundation Funds are adding four new Underlying Funds from the Delaware Investments Family of
  Funds: the Corporate Bond Fund (Fixed Income), the Extended Duration Bond Fund (Fixed Income), the Diversified Growth Fund (U.S. Equity) and the Diversified Value Fund (U.S. Equity).

  The following information supplements the Underlying Fund
  Information Table on page 5 of the Prospectus:

  Underlying Fund     Adviser   Management Fee Expense Ratio*

  Corporate Bond      Manager        0.50%          0.55%

  Extended Duration   Manager        0.55%          0.55%

  Diversified Growth  Manager        0.75%          1.20%

  Diversified Value   Manager        0.65%          0.75%

  * Includes management and other fees. Reflects voluntary waiver and payment of fees by the investment manager.

  U.S. Equity Funds

  The following supplements the discussion beginning on page
  14 of the Prospectus regarding Underlying Funds investing primarily in U.S. equity securities.

  Diversified Growth Fund. The investment objective of Diversified Growth Fund is to seek capital appreciation. It seeks to achieve its objective by investing, under normal market conditions, primarily in equity securities of large-sized companies that the Manager believes exhibit growth potential that exceeds the average anticipated growth rate of companies included in the S&P 500. Diversified Growth Fund will generally consider large-sized companies to include those in the Russell 1000 Index. Diversified Growth Fund will generally invest in companies currently having a market capitalization of at least $3 billion, although it may invest in securities with lower market capitalizations. The Manager will select the securities of companies that have one or more of the following characteristics in relation to the market as represented by the S&P 500 Index: a lower dividend yield, stronger balance sheet, lower debt ratio, high expected earnings growth, or favorable trend in earnings estimates.

  The Manager will rank a broad universe of stocks using quantitative models that assess each company on a variety of growth and value characteristics. The model used for Diversified Growth Fund weights growth characteristics higher than value characteristics. Generally speaking, a growth oriented strategy typically concentrates on stocks with earnings that the Manager believes will grow faster than the overall market. A value orientation, on the other hand, focuses on stocks that the Manager believes are undervalued in price and will eventually be recognized by the market. A composite ranking is generated which seeks to identify companies with the most attractive characteristics. The Manager then performs qualitative assessments of these companies in selecting securities that it believes will best help the Fund achieve its objective. In selecting portfolio securities, the Manager will structure a portfolio that is weighted towards those securities that are more highly ranked by the quantitative models.

  Diversified Value Fund. The investment objective of Diversified Value Fund is to seek capital appreciation with current income as a secondary objective. The Diversified Value Fund seeks to achieve its objective by investing primarily in dividend-paying stocks and income producing securities that are convertible into common stocks. Diversified Value Fund will generally invest in companies currently having a market capitalization of at least $1 billion.

  The Manager ranks a broad universe of stocks using both value characteristics (low price-to-earnings ratio, low price to book ratio, low price to cashflow ratio) and growth characteristics (favorable trends in earnings estimates). The model used for Diversified Value Fund weights value characteristics higher than growth characteristics. A composite ranking is generated which seeks to identify companies with favorable valuations and/or improving fundamentals. Based on the ranking, the Manager then does fundamental research on the most attractive companies. A combination of these two analyses is used to select stocks for Diversified Value Fund's portfolio. In selecting portfolio securities, the Manger will structure a portfolio that is weighted towards those securities that are more highly ranked by the quantitative models.

  Diversified Growth Fund and Diversified Value Fund. While it is anticipated that Diversified Growth Fund and Diversified Value Fund will invest principally in common stock and securities that are convertible into common stock, they may invest in all available types of equity securities, including without limitation, preferred stock and warrants. Convertible securities include preferred stock and debentures that pay a stated interest rate or dividend and are convertible into common stock at an established ratio.

  Up to 20% of Diversified Growth Fund's and Diversified Value Fund's total assets may be invested directly or indirectly in foreign securities, including investments in American, European and Global Depositary Receipts. Diversified Growth Fund and Diversified Value Fund may also engage in short sales. Diversified Growth Fund and Diversified Value Fund may enter into futures contracts on stocks, stock indices and foreign currencies, and purchase or sell options on such futures contracts. These activities will not be entered into for speculative purposes, but rather for hedging purposes and to facilitate the ability to quickly deploy into the stock market Diversified Growth Fund's and Diversified Value Fund's positions in cash, short-term debt securities and other money market instruments, at times when their respective assets are not fully invested in equity securities. Such positions will generally be eliminated when it becomes possible to invest in securities that are appropriate for Diversified Growth Fund and Diversified Value Fund, respectively.

  Fixed Income Funds

  The following supplements the discussion beginning on page
  22 of the Prospectus regarding Underlying Funds investing primarily in fixed income securities.

  Corporate Bond Fund and Extended Duration Fund. The investment objective of each of Corporate Bond Fund and Extended Duration Fund is to seek total return. Each of Corporate Bond Fund and Extended Duration Fund seeks to achieve its objective by investing at least 65% of its assets at the time of purchase in investment grade corporate bonds, that is corporate bonds rated BBB or higher by S&P or Baa or higher by Moody's, or similarly rated by another nationally-recognized statistical rating organization or, if unrated (which may be more speculative in nature than rated bonds), judged to be of comparable quality by the Manager. The Corporate Bond Fund will seek to maintain an average duration of between 4 and 7 years and the Extended Duration Bond Fund will seek to maintain an average duration of between 8 and 11 years. The average duration of a Fund's portfolio provides a measure of a Fund's interest-rate sensitivity. In general, the longer a Fund's duration, the more sensitive the Fund is to shifts in interest rates.

  Each of Corporate Bond Fund and Extended Duration Fund may also invest in securities of, or guaranteed by, the U.S. and foreign governments, their agencies or instrumentalities and commercial paper of companies having, at the time of purchase, an issue of outstanding debt securities rated as described above or commercial paper rated A-1 or A-2 by S&P or rated P-1 or P-2 by Moody's or, if unrated, judged to be of comparable quality by the Manager. Each of Corporate Bond Fund and Extended Duration Fund may acquire zero-coupon bonds and, to a lesser extent, pay-in-kind (PIK) bonds. Each of Corporate Bond Fund and Extended Duration Fund may also invest in other types of income-producing securities, including common stocks and preferred stocks, some of which may have convertible features or attached warrants and which may be speculative. Each of Corporate Bond Fund and Extended Duration Fund may purchase privately-placed debt and other securities the resale of which is restricted under applicable securities laws. Such securities may be less liquid than securities that are not subject to resale restrictions. Each of Corporate Bond Fund and Extended Duration Fund will not purchase illiquid assets, if more than 15% of its net assets would consist of such illiquid securities. Each of Corporate Bond Fund and Extended Duration Fund may invest up to 20% of its net assets in high yield, higher risk fixed-income securities, which are commonly called "junk" bonds and are considered to be speculative. Each of Corporate Bond Fund and Extended Duration Fund may invest up to 15% of its total assets in securities of issuers domiciled in foreign countries.

                   DELAWARE GROUP FOUNDATION FUNDS
              INCOME PORTFOLIO INSTITUTIONAL/BALANCED
       PORTFOLIO INSTITUTIONAL/GROWTH PORTFOLIO INSTITUTIONAL
                   SUPPLEMENT DATED APRIL 23, 1999
                TO PROSPECTUS DATED NOVEMBER 30, 1998

  The Income Portfolio, Balanced Portfolio and Growth Portfolio of Delaware Group Foundation Funds are adding four new Underlying Funds from the Delaware Investments Family of
  Funds: the Corporate Bond Fund (Fixed Income), the Extended Duration Bond Fund (Fixed Income), the Diversified Growth Fund (U.S. Equity) and the Diversified Value Fund (U.S. Equity).

  The following information supplements the Underlying Fund
  Information Table on page 3 of the Prospectus:

  Underlying Fund     Adviser   Management Fee Expense Ratio*

  Corporate Bond      Manager        0.50%          0.55%

  Extended Duration   Manager        0.55%          0.55%

  Diversified Growth  Manager        0.75%          1.20%

  Diversified Value   Manager        0.65%          0.75%

  * Includes management and other fees. Reflects voluntary waiver and payment of fees by the investment manager.

  U.S. Equity Funds

  The following supplements the discussion beginning on page
  9 of the Prospectus regarding Underlying Funds investing primarily in U.S. equity securities.

  Diversified Growth Fund. The investment objective of Diversified Growth Fund is to seek capital appreciation. It seeks to achieve its objective by investing, under normal market conditions, primarily in equity securities of large-sized companies that the Manager believes exhibit growth potential that exceeds the average anticipated growth rate of companies included in the S&P 500. Diversified Growth Fund will generally consider large-sized companies to include those in the Russell 1000 Index. Diversified Growth Fund will generally invest in companies currently having a market capitalization of at least $3 billion, although it may invest in securities with lower market capitalizations. The Manager will select the securities of companies that have one or more of the following characteristics in relation to the market as represented by the S&P 500 Index: a lower dividend yield, stronger balance sheet, lower debt ratio, high expected earnings growth, or favorable trend in earnings estimates.

  The Manager will rank a broad universe of stocks using quantitative models that assess each company on a variety of growth and value characteristics. The model used for Diversified Growth Fund weights growth characteristics higher than value characteristics. Generally speaking, a growth oriented strategy typically concentrates on stocks with earnings that the Manager believes will grow faster than the overall market. A value orientation, on the other hand, focuses on stocks that the Manager believes are undervalued in price and will eventually be recognized by the market. A composite ranking is generated which seeks to identify companies with the most attractive characteristics. The Manager then performs qualitative assessments of these companies in selecting securities that it believes will best help the Fund achieve its objective. In selecting portfolio securities, the Manager will structure a portfolio that is weighted towards those securities that are more highly ranked by the quantitative models.

  Diversified Value Fund. The investment objective of Diversified Value Fund is to seek capital appreciation with current income as a secondary objective. The Diversified Value Fund seeks to achieve its objective by investing primarily in dividend-paying stocks and income producing securities that are convertible into common stocks. Diversified Value Fund will generally invest in companies currently having a market capitalization of at least $1 billion.

  The Manager ranks a broad universe of stocks using both value characteristics (low price-to-earnings ratio, low price to book ratio, low price to cashflow ratio) and growth characteristics (favorable trends in earnings estimates). The model used for Diversified Value Fund weights value characteristics higher than growth characteristics. A composite ranking is generated which seeks to identify companies with favorable valuations and/or improving fundamentals. Based on the ranking, the Manager then does fundamental research on the most attractive companies. A combination of these two analyses is used to select stocks for Diversified Value Fund's portfolio. In selecting portfolio securities, the Manger will structure a portfolio that is weighted towards those securities that are more highly ranked by the quantitative models.

  Diversified Growth Fund and Diversified Value Fund. While it is anticipated that Diversified Growth Fund and Diversified Value Fund will invest principally in common stock and securities that are convertible into common stock, they may invest in all available types of equity securities, including without limitation, preferred stock and warrants. Convertible securities include preferred stock and debentures that pay a stated interest rate or dividend and are convertible into common stock at an established ratio.

  Up to 20% of Diversified Growth Fund's and Diversified Value Fund's total assets may be invested directly or indirectly in foreign securities, including investments in American, European and Global Depositary Receipts. Diversified Growth Fund and Diversified Value Fund may also engage in short sales. Diversified Growth Fund and Diversified Value Fund may enter into futures contracts on stocks, stock indices and foreign currencies, and purchase or sell options on such futures contracts. These activities will not be entered into for speculative purposes, but rather for hedging purposes and to facilitate the ability to quickly deploy into the stock market Diversified Growth Fund's and Diversified Value Fund's positions in cash, short-term debt securities and other money market instruments, at times when their respective assets are not fully invested in equity securities. Such positions will generally be eliminated when it becomes possible to invest in securities that are appropriate for Diversified Growth Fund and Diversified Value Fund, respectively.

  Fixed Income Funds

  The following supplements the discussion beginning on page
  19 of the Prospectus regarding Underlying Funds investing primarily in fixed income securities.

  Corporate Bond Fund and Extended Duration Fund. The investment objective of each of Corporate Bond Fund and Extended Duration Fund is to seek total return. Each of Corporate Bond Fund and Extended Duration Fund seeks to achieve its objective by investing at least 65% of its assets at the time of purchase in investment grade corporate bonds, that is corporate bonds rated BBB or higher by S&P or Baa or higher by Moody's, or similarly rated by another nationally-recognized statistical rating organization or, if unrated (which may be more speculative in nature than rated bonds), judged to be of comparable quality by the Manager. The Corporate Bond Fund will seek to maintain an average duration of between 4 and 7 years and the Extended Duration Bond Fund will seek to maintain an average duration of between 8 and 11 years. The average duration of a Fund's portfolio provides a measure of a Fund's interest-rate sensitivity. In general, the longer a Fund's duration, the more sensitive the Fund is to shifts in interest rates.

  Each of Corporate Bond Fund and Extended Duration Fund may also invest in securities of, or guaranteed by, the U.S. and foreign governments, their agencies or instrumentalities and commercial paper of companies having, at the time of purchase, an issue of outstanding debt securities rated as described above or commercial paper rated A-1 or A-2 by S&P or rated P-1 or P-2 by Moody's or, if unrated, judged to be of comparable quality by the Manager. Each of Corporate Bond Fund and Extended Duration Fund may acquire zero-coupon bonds and, to a lesser extent, pay-in-kind (PIK) bonds. Each of Corporate Bond Fund and Extended Duration Fund may also invest in other types of income-producing securities, including common stocks and preferred stocks, some of which may have convertible features or attached warrants and which may be speculative. Each of Corporate Bond Fund and Extended Duration Fund may purchase privately-placed debt and other securities the resale of which is restricted under applicable securities laws. Such securities may be less liquid than securities that are not subject to resale restrictions. Each of Corporate Bond Fund and Extended Duration Fund will not purchase illiquid assets, if more than 15% of its net assets would consist of such illiquid securities. Each of Corporate Bond Fund and Extended Duration Fund may invest up to 20% of its net assets in high yield, higher risk fixed-income securities, which are commonly called "junk" bonds and are considered to be speculative. Each of Corporate Bond Fund and Extended Duration Fund may invest up to 15% of its total assets in securities of issuers domiciled in foreign countries.